Business Combinations - Narrative (Details) shares in Millions, $ in Millions				3 Months Ended		6 Months Ended
	May 19, 2023 USD ($) tender_assist_unit	Apr. 03, 2023 USD ($) shares	Apr. 01, 2023 USD ($) drillship semi-submersible tender_assist_unit shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Business Combination Segment Allocation [Line Items]
Number of tender-assist drilling units sold | tender_assist_unit	3
Deposit received on Tender-Assist Units sale	$ 84
Share repurchase				$ 125	$ 4
Additional paid-in capital
Business Combination Segment Allocation [Line Items]
Share repurchase				125	4
Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Stock issued during period, shares, acquisitions (in shares) | shares		29.9	29.9
Consideration settled by tax withholding		$ 30	$ 30
Consideration settled in cash		$ 1	$ 1
Acquisition cost expensed				$ 3	$ 16	$ 5	$ 19
Aquadrill LLC | Additional paid-in capital
Business Combination Segment Allocation [Line Items]
Share repurchase						$ 4
Aquadrill LLC | Seadrill Limited
Business Combination Segment Allocation [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners			37.00%
Drillships | Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Number of offshore drilling units owned | drillship			4
Benign environment semi-submersible | Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Number of offshore drilling units owned | semi-submersible			1
Tender-assist units | Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Number of offshore drilling units owned | tender_assist_unit			3